Supplement Dated July 22, 2003*
                         to the Prospectus (S-6466-99 V)
              and Statement of Additional Information (S-6466-20 V)
                               Dated Oct. 30, 2002
                 of American Express(R) Variable Portfolio Funds



The following funds have changed their names.

Old Name                                              New Name
AXP(R)Variable Portfolio - Bond Fund                  AXP(R)Variable Portfolio - Diversified Bond Fund
AXP(R)Variable Portfolio - Extra Income Fund          AXP(R)Variable Portfolio - High Yield Bond Fund
AXP(R)Variable Portfolio - Federal Income Fund        AXP(R)Variable Portfolio - Short Duration U.S. Government Fund


The "Management" section of the AXP Variable Portfolio - S&P 500 Index Fund prospectus is revised to delete the references to James M. Johnson.


S-6466-7 C (7/03)
*Valid until next prospectus update

Destroy Oct. 30, 2003